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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2005
                                               -----------------------

Check Here if Amendment /X/; Amendment Number: 2
                                               ---------
   This Amendment (Check only one.):    /X/ is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Attractor Investment Management Inc.
                 --------------------------------------
   Address:      1440 Chapin Avenue, Suite 201
                 --------------------------------------
                 Burlingame, CA 94010
                 --------------------------------------

Form 13F File Number: 28-05503
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Harvey Allison
         -------------------------------
Title:   President
         -------------------------------
Phone:   (650) 685-8541
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Harvey Allison                 Burlingame, California    June 22, 2005
   -------------------------          ----------------------    -------------
           [Signature]                    [City, State]            [Date]

Amendment No. 1 filed on June 17, 2005 included public holdings that the Reporting Manager needed to restate and this filing is being made to clarify that this filing includes all holdings both public and confidential.

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                         0

Form 13F Information Table Entry Total:                   19

Form 13F Information Table Value Total:              $123612
                                                   (thousands)

List of Other Included Managers:                    None



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                      FORM 13F INFORMATION TABLE

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   x($1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------- ------  ------
Altiris, Inc.                   COM        02148M100     3389    142100   SH             SOLE        N/A      142100

Atheros Communications,
Inc.                            COM        04743P108     5012    488001   SH             SOLE        N/A      488001

Ciena Corporation               COM        171779101       69     40086   SH             SOLE        N/A       40086

E*Trade Financial
Corporation                     COM        269246104     3641    303400   SH             SOLE        N/A      303400

eBay, Inc.                      COM        278642103     1282     34410   SH             SOLE        N/A       34410

Findwhat.com, Inc.              COM        317794105     2291    220900   SH             SOLE        N/A      220900

Google Inc.                     COM        38259P508     5126     28400   SH             SOLE        N/A       28400

Greenfield Online, Inc.         COM        395150105     1501     76400   SH             SOLE        N/A       76400

Homestore.com, Inc.             COM        437852106      210     94800   SH             SOLE        N/A       94800

Macromedia, Inc.                COM        556100105     4556    136000   SH             SOLE        N/A      136000

McAfee, Inc.                    COM        579064106     9854    436800   SH             SOLE        N/A      436800

Navteq Corporation              COM        63936L100     3906     90100   SH             SOLE        N/A       90100

Novell, Inc.                    COM        670006105     1307    219300   SH             SOLE        N/A      219300

Nuance Communications,
Inc.                            COM        669967101     1453    497700   SH             SOLE        N/A      497700

Salesforce.com, Inc             COM        79466L302    40356   2692196   SH             SOLE        N/A     2692196

Shopping.com Ltd.               COM        M8405Q102     1675     94100   SH             SOLE        N/A       94100

Symantec Corporation            COM        871503108    10243    480200   SH             SOLE        N/A      480200

Verisign, Inc.                  COM        92343E102    17110    596160   SH             SOLE        N/A      596160

Yahoo, Inc.                     COM        984332106    10631    313600   SH             SOLE        N/A      313600

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